Event During the Period	6 Months Ended
Jun. 30, 2024
Event During the Period [Abstract]
EVENT DURING THE PERIOD

NOTE 4 – EVENT DURING THE PERIOD

On May 13, 2024, the Company announced a royalties and raw materials supply agreement (the “Wyler Agreement”) with Wyler Farm Ltd., a leader in alternative protein production, whereby Wyler Farm will manufacture alternative proteins on a commercial scale using materials purchased from the Company, and pay the Company royalties from the sales. Additionaly, the Company agreed to finance the procurement of the equipment necessary for Wyler to establish alternative proteins production.

The Wyler Agreement has an initial term of two years and shall automatically be renewed for successive 12-month period provided the parties have reached an agreement or alternatively subject to the automatic update mechanism, regarding the sales target, as described in the Wyler Agreement.

As of June 30, 2024 no revenues have yet been recognized.

The execution of the Wyler Agreement was deemed the achievement of pre-determined performance conditions that led to the vesting of performance share units (PSUs) into 32,500 ADS. For further information, see Note 7.